COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF RIGHT USE OF ASSET	ROU is summarized below:
	December 31, 2022	June 30, 2022
Office lease	$66,201	$66,201
Less: accumulated amortization	(15,530)	(3,678)
Right-of-use asset, net	$50,671	$62,523
ROU is summarized below:
	June 30, 2022	June 30, 2021
Office lease	$66,201	$48,662
Less: accumulated amortization	(3,678)	(48,662)
Right-of-use asset, net	$62,523	$-

SCHEDULE OF OPERATING LEASE LIABILITY

Operating Lease liabilities are summarized below:

	December 31, 2022	June 30, 2022
Office lease	$66,201	$66,201
Reduction of lease liability	(14,214)	(3,277)
Less: office lease, current portion	(21,102)	(20,605)
Long term portion of lease liability	$30,885	$42,319

Operating Lease liabilities are summarized below:

	June 30, 2022	June 30, 2021
Office lease	$66,201	$48,662
Reduction of lease liability	(3,277)	(48,662)
Less: office lease, current portion	(20,605)	-
Long term portion of lease liability	$42,319	$-

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

Remaining future minimum lease payments under non-cancelable operating lease at December 31, 2022 are as follows:

Fiscal Year 2023 (remaining)	$12,249
Fiscal Year 2024	24,498
Fiscal Year 2025	20,415
Imputed interest	(5,175)
Total operating lease liability	$51,987

Remaining future minimum lease payments under non-cancelable operating lease at June 30, 2022 are as follows:

Fiscal Year 2023	$24,894
Fiscal Year 2024	24,894
Fiscal Year 2025	20,745
Imputed interest	(7,609)
Total operating lease liability	$62,924